GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Amortization expense	$ 184,655	$ 182,735	$ 553,965	$ 548,205	$ 730,940	$ 868,622
Amortization					730,940	868,622
Goodwill	$ 768,091		$ 768,091		768,091	1,050,366
Developed technology					600,000
Impairment expense					1,849,630	$ 878,877
Blue Collar
Impairment expense					853,336
Lion Phone
Developed technology					606,664
Impairment expense					$ 910,000